Financial and Non-Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities	$ 4,621		$ 4,458		$ 4,008
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities	4,621	[1]	4,458	[1],[2]	4,008	[2]
Total	6,185		8,124
Fair Value, Measurements, Recurring | maturities less than one year
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Municipal bonds	1,564		3,666		10,545
Fair Value, Measurements, Recurring | maturities greater than one year
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Municipal bonds					2,506
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities	4,621	[1]	4,458	[1],[2]	4,008	[2]
Total	4,621		4,458
Fair Value, Measurements, Recurring | Level 1 | maturities less than one year
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Municipal bonds
Fair Value, Measurements, Recurring | Level 1 | maturities greater than one year
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Municipal bonds
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities						[2]
Total	1,564		3,666
Fair Value, Measurements, Recurring | Level 2 | maturities less than one year
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Municipal bonds	1,564		3,666		10,545
Fair Value, Measurements, Recurring | Level 2 | maturities greater than one year
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Municipal bonds					2,506
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities						[2]
Fair Value, Measurements, Recurring | Level 3 | maturities less than one year
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Municipal bonds
Fair Value, Measurements, Recurring | Level 3 | maturities greater than one year
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Municipal bonds

[1]	The NeuStar, Inc. Deferred Compensation Plan (the Plan) provides directors and certain employees with the ability to defer a portion of their compensation. The assets of the Plan are invested in marketable securities held in a Rabbi Trust and reported at market value in other assets.
[2]	The NeuStar, Inc. Deferred Compensation Plan (the Plan) provides directors and certain employees with the ability to defer a portion of their compensation. The assets of the Plan are invested in marketable securities held in a Rabbi Trust and reported at fair value in other assets. During the years ended December 31, 2010 and 2012, there were no sales of securities from the Rabbi Trust. During the year ended December 31, 2011, the Company recognized gains of $0.5 million attributed to the sale of securities from the Rabbi Trust.